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                           UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION

                       Washington, DC 20549

                             Form 13F

                        Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004
                                               -----------------

Check here if Amendment [  ]: Amendment Number:
                                                --------------

      This Amendment (Check only one): |_|  is a restatement
                                       |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Glenview Capital Management, LLC
Address:   399 Park Avenue, 39th Floor
           New York, NY 10022

Form 13F File Number: 028-10134
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Lawrence M. Robbins
Title:          Chief Executive Officer
Phone:          212-812-4700

Signature, Place and Date of Signing:

/s/ Lawrence M. Robbins     New York, New York          February 9, 2005
-----------------------     ------------------          ----------------
[Signature]                 [City, State]               [Date]


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                       Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                       0
                                               -----------------------

Form 13F Information Table Entry Total:                  80
                                               -----------------------

Form 13F Information Table Value Total:              $3,756,562
                                               -----------------------
                                                    (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

           None

                                            GLENVIEW CAPITAL MANAGEMENT, LLC
                                                     FORM 13F
                                             Quarter Ended December 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
                   Title of   Cusip        Value        Shrs or     Sh/    Put/    Investment   Other            Voting Authority
                   --------   -----       ------        --------    ---    ----    ----------   ------           ----------------
Name of Issuer     Class      Number     (x$1,000)      prn amt     Prn    Call    Discretion   Managers        Sole    Shared  None
--------------     -----      ------     ---------      -------     ---    ----    ----------   --------        ----    ------  ----
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED         CL A     008190100      $1,609       650,000     SH     PUT       SOLE                     650,000
COMPUTER
SERVICES
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AIRGATE PCS INC    COM      009367301     $42,005     1,179,929     SH               SOLE                   1,179,929
                   NEW
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ALAMOSA HLDGS INC  COM      011589108     $85,075     6,822,400     SH               SOLE                   6,822,400
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ALTRIA GROUP INC   COM      02209S103      $1,344        22,000     SH               SOLE                      22,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN TOWER     CL A     029912201    $150,976     8,205,200     SH               SOLE                   8,205,200
CORP
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AMERISOURCE-       COM      03073E105    $126,403     2,154,100     SH               SOLE                   2,154,100
BERGEN CORP
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
APRIA              COM      037933108     $10,587       321,300     SH               SOLE                     321,300
HEALTHCARE
GROUP INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ASSURANT INC       COM      04621X108     $45,571     1,491,700     SH               SOLE                   1,491,700
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
BLACK & DECKER     COM      091797100      $2,144       900,000     SH     PUT       SOLE                     900,000
CORP
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
BLOCKBUSTER INC    CL A     093679108     $17,745     1,860,100     SH               SOLE                   1,860,100
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
BLOCKBUSTER INC    CL B     093679207     $28,206     3,201,600     SH               SOLE                   3,201,600
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
BRISTOL WEST       COM      11037M105      $8,274       413,700     SH               SOLE                     413,700
HLDGS INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CAREMARK RX INC    COM      141705103     $35,593       902,700     SH               SOLE                     902,700
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CENDANT CORP       COM      151313103      $1,816        77,700     SH               SOLE                      77,700
------------------------------------------------------------------------------------------------------------------------------------

                                            GLENVIEW CAPITAL MANAGEMENT, LLC
                                                     FORM 13F
                                             Quarter Ended December 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
                   Title of   Cusip        Value        Shrs or     Sh/    Put/    Investment   Other            Voting Authority
                   --------   -----       ------        --------    ---    ----    ----------   ------           ----------------
Name of Issuer     Class      Number     (x$1,000)      prn amt     Prn    Call    Discretion   Managers        Sole    Shared  None
--------------     -----      ------     ---------      -------     ---    ----    ----------   --------        ----    ------  ----
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CHARTER            CL A     16117M107     $28,039    12,517,500     SH               SOLE                  12,517,500
COMMUNICATIONS
INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CIRCUIT CITY       COM      172737108     $27,112     1,733,500     SH               SOLE                   1,733,500
STORES INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CIRCUIT CITY       COM      172737108         $80       576,100     SH     PUT       SOLE                     576,100
STORES INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
COMPUTER ASSOC     COM      204912109    $106,746     3,436,780     SH               SOLE                   3,436,780
INTL INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CROMPTON CORP      COM      227116100     $28,102     2,381,500     SH               SOLE                   2,381,500
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CROWN CASTLE       COM      228227104     $23,374     1,404,700     SH               SOLE                   1,404,700
INTL CORP
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
DOLLAR GEN CORP    COM      256669102      $1,331        64,100     SH               SOLE                      64,100
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
DOUBLECLICK INC    COM      258609304     $11,004     1,414,400     SH               SOLE                   1,414,400
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
DPL INC            COM      233293109     $84,822     3,378,000     SH               SOLE                   3,378,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
DR HORTON INC      COM      23331A109     $33,256       825,000     SH               SOLE                     825,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC         COM      285661104     $35,745     1,547,400     SH               SOLE                   1,547,400
DATA SYS NEW
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
EXPRESS            COM      302182100    $106,122     1,388,300     SH               SOLE                   1,388,300
SCRIPTS INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
EXPRESS            COM      302182100        $145       200,000     SH     CALL      SOLE                     200,000
SCRIPTS INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
FISHER             COM      338032204    $148,000     2,372,550     SH               SOLE                   2,372,550
SCIENTIFIC         NEW
INTL INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
HOLLINGER INTL     CL A     435569108     $13,916       887,500     SH               SOLE                     887,500
INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
HOME DEPOT INC     COM      437076102        $994     1,600,000     SH     PUT       SOLE                   1,600,000
------------------------------------------------------------------------------------------------------------------------------------

                                            GLENVIEW CAPITAL MANAGEMENT, LLC
                                                     FORM 13F
                                             Quarter Ended December 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
                   Title of   Cusip        Value        Shrs or     Sh/    Put/    Investment   Other            Voting Authority
                   --------   -----       ------        --------    ---    ----    ----------   ------           ----------------
Name of Issuer     Class      Number     (x$1,000)      prn amt     Prn    Call    Discretion   Managers        Sole    Shared  None
--------------     -----      ------     ---------      -------     ---    ----    ----------   --------        ----    ------  ----
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
HILFIGER TOMMY     ORD      G8915Z102     $25,906     2,296,600     SH               SOLE                   2,296,600
CORP
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JP MORGAN &        COM      46625H100     $31,637       811,000     SH               SOLE                     811,000
CHASE CO
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
LAIDLAW INTL       COM      50730R102        $375        17,500     SH               SOLE                      17,500
INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
LENNAR CORP        CL A     526057104     $86,664     1,529,000     SH               SOLE                   1,529,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA      COM      530718105      $1,143       104,100     SH               SOLE                     104,100
CORP NEW           SER A
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
LINCARE HLDGS      COM      532791100      $1,312     1,000,000     SH     PUT       SOLE                   1,000,000
INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
LOWES COS INC      COM      548661107        $433       700,000     SH     PUT       SOLE                     700,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
LYONDELL           COM      552078107     $47,929     1,657,285     SH               SOLE                   1,657,285
CHEMICAL CO
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MCI INC            COM      552691107     $85,579     4,245,000     SH               SOLE                   4,245,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MCDERMOTT INTL     COM      580037109     $66,742     3,635,200     SH               SOLE                   3,635,200
INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MCDERMOTT INTL     COM      580037109        $774       130,000     SH     CALL     SOLE                      130,000
INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MCKESSON CORP      COM      58155Q103    $134,391     4,271,800     SH              SOLE                    4,271,800
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MEDICORE INC       COM      584931109        $851        92,000     SH              SOLE                       92,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP     COM      594918104     $73,916     2,766,300     SH              SOLE                    2,766,300
------------------------------------------------------------------------------------------------------------------------------------

                                            GLENVIEW CAPITAL MANAGEMENT, LLC
                                                     FORM 13F
                                             Quarter Ended December 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
                   Title of   Cusip        Value        Shrs or     Sh/    Put/    Investment   Other            Voting Authority
                   --------   -----       ------        --------    ---    ----    ----------   ------           ----------------
Name of Issuer     Class      Number     (x$1,000)      prn amt     Prn    Call    Discretion   Managers        Sole    Shared  None
--------------     -----      ------     ---------      -------     ---    ----    ----------   --------        ----    ------  ----
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP     COM      594918104        $469     1,250,000     SH     CALL     SOLE                    1,250,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MOODYS CORP        COM      615369105        $899       820,000     SH     PUT      SOLE                      820,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY     COM      617446908       $1,160       80,000     SH     PUT      SOLE                       80,000
                   NEW
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
NRG ENERGY INC     COM      629377508      $35,592      987,300     SH              SOLE                      987,300
                   NEW
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
NTL INC DEL        COM      62940M104     $138,865    1,903,300     SH              SOLE                    1,903,300
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
NEXTEL             CL A     65332V103      $99,195    3,305,400     SH              SOLE                    3,305,400
COMMUNICATIONS
INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
OMNICARE INC       COM      681904108         $502       14,500     SH              SOLE                       14,500
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ORACLE CORP        COM      68389X105      $60,437    4,405,000     SH              SOLE                    4,405,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
OWENS ILL INC      COM      690768403     $100,190    4,423,400     SH              SOLE                    4,423,400
                   NEW
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PG&E CORP          COM      69331C108       $2,163       65,000     SH              SOLE                       65,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICAL     DEPOSIT  71712A206         $850    1,000,000     SH     CALL     SOLE                    1,000,000
HLDRS TR           RY
                   RCPT
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PLAYTEX PRODS      COM      72813P100      $14,628    1,830,800     SH              SOLE                    1,830,800
INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PRIMEDIA INC       COM      74157K101      $39,194   10,314,200     SH              SOLE                   10,314,200
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PROGRESS CORP      COM      743315103         $525      100,000     SH     PUT      SOLE                      100,000
OHIO
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
REEBOK INTL LTD    COM      758110100      $73,977    1,681,300     SH              SOLE                    1,681,300
------------------------------------------------------------------------------------------------------------------------------------

                                            GLENVIEW CAPITAL MANAGEMENT, LLC
                                                     FORM 13F
                                             Quarter Ended December 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
                   Title of   Cusip        Value        Shrs or     Sh/    Put/    Investment   Other            Voting Authority
                   --------   -----       ------        --------    ---    ----    ----------   ------           ----------------
Name of Issuer     Class      Number     (x$1,000)      prn amt     Prn    Call    Discretion   Managers        Sole    Shared  None
--------------     -----      ------     ---------      -------     ---    ----    ----------   --------        ----    ------  ----
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
RELIANT ENERGY     COM      75952B105     $162,690   11,918,700     SH              SOLE                   11,918,700
INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ROXIO INC          COM      780008108       $6,910      738,300     SH              SOLE                      738,300
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SAPPI LTD          SPON     803069202      $41,554    2,865,780     SH              SOLE                    2,865,780
                   ADR
                   NEW
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SELECT MEDICAL     COM      816196109     $136,539    7,757,870     SH              SOLE                    7,757,870
CORP
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SIEBEL SYS INC     COM      826170102      $96,063    9,157,600     SH              SOLE                    9,157,600
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SIEMENS AG         SPONSOR  826197501         $759      250,000     SH     PUT      SOLE                      250,000
                   ED
                   ADR
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SPECTRASITE INC    COM      84761M104     $172,594    2,980,900     SH              SOLE                    2,980,900
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SPRINT CORP        COM      852061100     $174,976    7,041,300     SH              SOLE                    7,041,300
                   FON
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SYMANTEC CORP      COM      871503108      $12,035      467,200     SH              SOLE                      467,200
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TELEWEST           COM      87956T107      $85,250    4,849,279     SH              SOLE                    4,849,279
GLOBAL INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TELLUS CORP        NON-VTG  87971M202       $2,457      85,000      SH              SOLE                       85,000
                   SHS
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TITAN CORP         COM      888266103      $39,986    2,468,300     SH              SOLE                    2,468,300
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TOLL BROTHERS      COM      889478103      $82,654    1,204,700     SH              SOLE                    1,204,700
INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TOYS R US INC      COM      892335100       $7,377      360,400     SH              SOLE                      360,400
------------------------------------------------------------------------------------------------------------------------------------

                                            GLENVIEW CAPITAL MANAGEMENT, LLC
                                                     FORM 13F
                                             Quarter Ended December 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
                   Title of   Cusip        Value        Shrs or     Sh/    Put/    Investment   Other            Voting Authority
                   --------   -----       ------        --------    ---    ----    ----------   ------           ----------------
Name of Issuer     Class      Number     (x$1,000)      prn amt     Prn    Call    Discretion   Managers        Sole    Shared  None
--------------     -----      ------     ---------      -------     ---    ----    ----------   --------        ----    ------  ----
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TXU CORP           COM      873168108     $163,222    2,528,220     SH              SOLE                    2,528,220
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD      COM      902124106       $1,151       32,200     SH              SOLE                       32,200
NEW
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
UNUMPROVIDENT      COM      91529Y106      $21,962    1,224,200     SH              SOLE                    1,224,200
CORP
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
VERITAS            COM      923436109      $35,570    1,245,900     SH              SOLE                    1,245,900
SOFTWARE CO
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
WILLIAMS CO        COM      969457100      $50,737    3,114,600     SH              SOLE                    3,114,600
INC DEL
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
WILLIS GROUP       SHS      G96655108         $969       23,540     SH              SOLE                       23,540
HOLDINGS LTD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
YELLOW ROADWAY     COM      985577105     $128,673    2,309,700     SH              SOLE                    2,309,700
CORP
------------------------------------------------------------------------------------------------------------------------------------